Loans Payable - Schedule of Loans Payable (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt instruments held [abstract]
Loans provided - principal	$ 2,317
Accrued interest	14
Transferred to payables to related parties (note 9)	(971)
Total	$ 1,360